Note 6 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	2015	2014

Land	$9,696,723	$8,270,678
Building	23,927,467	23,894,943
Furniture, Fixtures and Equipment	12,154,375	12,243,988
Leasehold Improvements	993,618	990,626
Construction in Progress	1,170,050	14,090

	47,942,233	45,414,325
Accumulated Depreciation	(21,488,703)	(20,453,880)

	$26,453,530	$24,960,445

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year Ending December 31	Amount

2016	$91,703
2017	38,500

$130,203